Consolidated Statements of Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Net sales	$ 20,252,393	$ 16,208,122	$ 16,439,276
Costs, expenses and other:
Cost of products sold (Notes 13, 17 and 20)	17,682,986	14,182,215	15,325,386
Marketing, administrative and other expenses	687,531	596,761	458,989
Equity in earnings of unconsolidated affiliates	(41,661)	(38,757)	(5,329)
Impairments and losses on assets (Notes 7 and 9)			244,833
Interest expense, net (Notes 7, 18 and 19)	173,580	169,244	173,531
Costs, expenses and other, total	18,502,436	14,909,463	16,197,410
Earnings before income taxes and noncontrolling interests	1,749,957	1,298,659	241,866
Provision for income taxes (Notes 19 and 23)	369,386	398,243	48,836
Net earnings	1,380,571	900,416	193,030
Earnings attributable to noncontrolling interests	61,883	104,145	112,306
Net earnings attributable to Nucor stockholders	$ 1,318,688	$ 796,271	$ 80,724
Net earnings per share (Note 21):
Basic	$ 4.11	$ 2.48	$ 0.25
Diluted	$ 4.10	$ 2.48	$ 0.25